Commitments - Summary of Other Commitments (Detail) $ in Millions	Dec. 31, 2021 CAD ($)
Credit Facilities [Member]
Other Commitments [Line Items]
Other commitment, Year 1	$ 0
Other commitment, Year 2	0
Other commitment, Year 3	0
Other commitment, Year 4	0
Other commitment, Year 5	2,300
Other commitment, Thereafter	0
Letters Of Credit [Member]
Other Commitments [Line Items]
Other commitment, Year 1	182
Other commitment, Year 2	2
Other commitment, Year 3	0
Other commitment, Year 4	0
Other commitment, Year 5	0
Other commitment, Thereafter	0
Guarantees [Member]
Other Commitments [Line Items]
Other commitment, Year 2	0
Other commitment, Year 3	0
Other commitment, Year 4	0
Other commitment, Year 5	0
Other commitment, Thereafter	0
Retirement Compensation Arrangements [Member]
Other Commitments [Line Items]
Other commitment, Year 1	160
Prudential Support From IESO [Member]
Other Commitments [Line Items]
Other commitment, Year 1	17
Debt Service Reserve Requirements [Member]
Other Commitments [Line Items]
Other commitment, Year 1	4
Various Operating Purposes [Member]
Other Commitments [Line Items]
Other commitment, Year 1	3
Hydro One Inc. [Member] | Guarantees [Member]
Other Commitments [Line Items]
Other commitment, Year 1	$ 475